SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Service revenues	$ 1,795	$ 2,080	$ 3,773	$ 4,085
Sale of equipment and accessories	72	112	160	201
Other revenue	25	69	55	99
Revenue	1,892	2,261	3,988	4,385
Adjusted EBITDA	809	994	1,729	2,292
CAPEX exc. licenses and ROU	492	449	860	838
Algeria
Disclosure of operating segments [line items]
Adjusted EBITDA	64	83	145	172
CAPEX exc. licenses and ROU	24	30	38	48
Bangladesh
Disclosure of operating segments [line items]
Adjusted EBITDA	54	54	113	114
CAPEX exc. licenses and ROU	15	23	59	37
Other frontier markets
Disclosure of operating segments [line items]
Adjusted EBITDA	11	15	25	28
CAPEX exc. licenses and ROU	12	8	19	14
HQ and eliminations
Disclosure of operating segments [line items]
Adjusted EBITDA	(42)	(112)	(100)	168
CAPEX exc. licenses and ROU	0	(9)	2	0
Operating segments | Russia
Disclosure of operating segments [line items]
Sale of equipment and accessories	68	106	151	191
Other revenue	0	4	5	7
Revenue	907	1,124	1,927	2,172
Adjusted EBITDA	357	498	784	966
CAPEX exc. licenses and ROU	249	236	415	462
Operating segments | Pakistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	1	2	3	4
Other revenue	21	22	42	44
Revenue	288	348	604	710
Adjusted EBITDA	133	186	280	369
CAPEX exc. licenses and ROU	85	67	153	118
Operating segments | Ukraine
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0	0
Other revenue	1	1	2	3
Revenue	223	212	461	400
Adjusted EBITDA	151	138	313	256
CAPEX exc. licenses and ROU	58	38	96	67
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Sale of equipment and accessories	1	0	2	1
Other revenue	0	39	1	39
Revenue	112	150	230	253
Adjusted EBITDA	61	97	124	152
CAPEX exc. licenses and ROU	28	42	52	53
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0	0
Other revenue	0	0	0	0
Revenue	47	67	102	131
Adjusted EBITDA	20	35	45	67
CAPEX exc. licenses and ROU	21	14	26	39
Operating segments | Algeria
Disclosure of operating segments [line items]
Sale of equipment and accessories	1	0	2	1
Other revenue	0	0	0	0
Revenue	160	187	345	379
Adjusted EBITDA	64	83	145	172
CAPEX exc. licenses and ROU	24	30	38	48
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0	1
Other revenue	3	3	5	6
Revenue	131	137	267	271
Adjusted EBITDA	54	54	113	114
CAPEX exc. licenses and ROU	15	23	59	37
Operating segments | Other frontier markets
Disclosure of operating segments [line items]
Sale of equipment and accessories	1	4	2	3
Other revenue	0	0	0	0
Revenue	32	45	69	83
Adjusted EBITDA	11	15	25	28
CAPEX exc. licenses and ROU	12	8	19	14
HQ and eliminations
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0	0
Other revenue	0	0	0	0
Revenue	(8)	(9)	(17)	(14)
Adjusted EBITDA	(42)	(112)	(100)	168
CAPEX exc. licenses and ROU	0	(9)	2	0
Mobile
Disclosure of operating segments [line items]
Service revenues	1,628	1,912	3,428	3,752
Mobile | Operating segments | Russia
Disclosure of operating segments [line items]
Service revenues	711	883	1,506	1,714
Mobile | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	266	324	559	662
Mobile | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	208	198	429	372
Mobile | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	92	94	190	180
Mobile | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	47	67	101	130
Mobile | Operating segments | Algeria
Disclosure of operating segments [line items]
Service revenues	159	187	343	378
Mobile | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	128	134	262	264
Mobile | Operating segments | Other frontier markets
Disclosure of operating segments [line items]
Service revenues	25	34	55	66
Mobile | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	(8)	(9)	(17)	(14)
Fixed
Disclosure of operating segments [line items]
Service revenues	167	168	345	333
Fixed | Operating segments | Russia
Disclosure of operating segments [line items]
Service revenues	128	131	265	260
Fixed | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	0	0	0	0
Fixed | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	14	13	30	25
Fixed | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	19	17	37	33
Fixed | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	0	0	1	1
Fixed | Operating segments | Algeria
Disclosure of operating segments [line items]
Service revenues	0	0	0	0
Fixed | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	0	0	0	0
Fixed | Operating segments | Other frontier markets
Disclosure of operating segments [line items]
Service revenues	6	7	12	14
Fixed | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	$ 0	$ 0	$ 0	$ 0